CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
REVENUES
Total revenues	$ 100,050,475	$ 50,036,795	$ 110,551,502	$ 99,079,267	$ 101,104,224
COST OF REVENUES
Total cost of revenues	96,595,799	46,055,674	103,373,524	90,429,027	91,452,753
GROSS PROFIT	3,454,676	3,981,121	7,177,978	8,650,240	9,651,471
OPERATING EXPENSES:
Selling	637,101	321,447	794,193	550,574	708,531
General and administrative	1,990,622	1,170,460	4,167,587	1,277,820	981,347
Provision for doubtful accounts	7,647,728	1,260,451	770,192	743,986	918,940
Stock compensation expense	212,198	741,471	930,223
Impairment of long-lived assets	1,003,641	318,357
Total operating expenses	11,491,290	3,493,829	6,662,195	2,572,380	2,608,818
(LOSS) INCOME FROM OPERATIONS	(8,036,614)	487,292	515,783	6,077,860	7,042,653
OTHER INCOME (EXPENSE)
Interest income			3,048	2,163	388,781
Interest Income From Investment	956	13,980
Interest expense	(980,694)	(478,344)	(1,673,563)	(730,780)	(1,282,291)
Other finance expenses	(147,357)	(115,893)	(417,549)	(118,394)	(141,284)
Other (expense) income, net	109,668	15,364	(89,405)	9,012	(18,596)
Provision for doubtful accounts - security deposit	(773,595)		(718,437)
Provision for doubtful accounts - loan receivable			0	0	(1,506,778)
Total other expense, net	(1,017,427)	(564,893)	(2,895,906)	(837,999)	(2,560,168)
(LOSS) INCOME BEFORE INCOME TAXES	(9,054,041)	(77,601)	(2,380,123)	5,239,861	4,482,485
PROVISION FOR INCOME TAXES	117,363		223,173	213,649	714,376
NET LOSS FROM CONTINUING OPERATIONS	(9,171,404)	(77,601)	(2,603,296)	5,026,212	3,768,109
NET LOSS FROM DISCONTINUED OPERATIONS	(87,613)	(539,451)	(1,796,237)	(662,621)	0
NET LOSS	(9,259,017)	(617,052)	(4,399,533)	4,363,591	3,768,109
Less: Net income attributable to non-controlling interest from continuing operations	325,422		477,409
NET LOSS ATTRIBUTABLE TO CHINA XIANGTAI FOOD CO., LTD.	(9,584,439)	(617,052)	(4,876,942)	4,363,591	3,768,109
Net income (loss)	(9,259,017)	(617,052)	(4,399,533)	4,363,591	3,768,109
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	2,013,687	(264,187)	(559,320)	(267,546)	133,553
Foreign currency translation adjustment	2,013,687	(264,187)	(559,320)	(267,546)	133,553
TOTAL COMPREHENSIVE LOSS	(7,245,330)	(881,239)	(4,958,853)	4,096,045	3,901,662
Less: Comprehensive income attributable to non-controlling interests from continuing operations	423,452		465,736
COMPREHENSIVE LOSS ATTRIBUTABLE TO CHINA XIANGTAI FOOD CO., LTD.	$ (7,668,782)	$ (881,239)	$ (5,424,589)	$ 4,096,045	$ 3,901,662
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	28,438,854	22,065,766	22,417,524	20,319,723	20,000,000
Diluted	28,438,854	22,065,766	22,417,524	20,944,951	20,083,151
(LOSS) EARNINGS PER SHARE - BASIC
Continuing operations	$ (0.33)	$ (0.01)	$ (0.14)	$ 0.24	$ 0.19
Discontinued operations	0.00	(0.02)	(0.08)	(0.03)
(LOSS) EARNINGS PER SHARE - DILUTED
Continuing operations	(0.33)	(0.01)	(0.14)	0.24	$ 0.19
Discontinued operations	$ 0.00	$ (0.02)	$ (0.08)	$ (0.03)
Supermarket and grocery store
REVENUES
Total revenues	$ 1,728,036	$ 2,330,996	$ 5,827,319	$ 3,856,358	$ 3,750,904
COST OF REVENUES
Total cost of revenues	1,866,799	1,816,996	4,961,552	3,256,439	3,193,830
Farmers' market
REVENUES
Total revenues	35,928,082	47,705,799	80,473,936	95,222,909	97,353,320
COST OF REVENUES
Total cost of revenues	35,341,081	$ 44,238,678	76,192,444	$ 87,172,588	$ 88,258,923
Feed raw material
REVENUES
Total revenues	62,394,357		24,250,247
COST OF REVENUES
Total cost of revenues	$ 59,387,919		$ 22,219,528